Mineral Property, Plant and Equipment - Schedule of Exploration and Evaluation Assets (Details) (Parenthetical) - Mineral Property Interest [Member]	12 Months Ended
	Dec. 31, 2017 mi² Integer	Dec. 31, 2016 mi² Integer
PropertyPlantsAndEquipmentItemsLineItems [Line Items]
Number of mineral claims | Integer	2,402	2,402
Area of land | mi²	417	417
Mineral claims covering area, description	417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.	417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.